INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2015
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2015	2014
	$	$

Raw materials, parts and supplies	1,600	759
Finished products	218	855

	1,818	1,614